BUSINESS SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following tables outline the discreet financial information regularly provided to the CODM.

Year ended	SHUSA Reportable Segments
	Consumer Activities
December 31, 2025	Auto	CBB	Commercial Banking	CIB	Wealth Management	Other (1)	Total
	(in thousands)
Interest income	$6,478,196	$2,947,064	$2,320,271	$2,878,619	$338,107	$(2,525,599)	$12,436,658
Interest expense	2,692,440	1,471,187	$1,494,969	2,610,650	158,148	(1,943,601)	6,483,793
Fees and other income	135,868	273,642	$146,739	722,658	561,939	9,145	1,849,991
Lease income	1,631,032	—	$—	—	—	—	1,631,032
Credit loss expense / (benefit)	1,717,774	(18,726)	$(34,327)	(6,494)	—	(2,303)	1,655,924
Lease expense	1,312,125	—	$—	668	—	(1)	1,312,792
General, administrative and other expenses	1,191,839	1,558,654	$345,223	860,681	285,494	381,750	4,623,641
Income/(loss) before income taxes	1,330,918	209,591	$661,145	135,772	456,404	(952,299)	1,841,531
Total assets	55,593,609	8,267,146	$26,379,026	31,645,895	9,009,914	33,676,531	164,572,121
(1) Other includes the results of the immaterial entities, earnings from non-strategic assets, the investment portfolio, interest expense on the Company's borrowings and other debt obligations, amortization of intangible assets and certain unallocated corporate income and indirect expenses.
NOTE 23. BUSINESS SEGMENT INFORMATION (continued)

Year ended	SHUSA Reportable Segments
	Consumer Activities
December 31, 2024	Auto	CBB	Commercial Banking	CIB	Wealth Management	Other (1)	Total
	(in thousands)
Interest income	$6,413,954	$2,936,379	$2,523,314	$3,886,217	$369,368	$(2,663,096)	$13,466,136
Interest expense	2,764,998	1,466,385	$1,667,362	3,767,155	156,951	(1,934,273)	7,888,578
Fees and other income	71,853	139,054	$142,247	661,712	324,807	86,397	1,426,070
Lease income	2,178,597	—	$—	—	—	—	2,178,597
Credit loss expense / (benefit)	1,955,368	18,447	$3,583	(37,540)	—	(2,739)	1,937,119
Lease expense	1,707,582	—	$—	611	—	—	1,708,193
General, administrative and other expenses	1,344,385	1,422,392	$331,858	833,936	279,905	353,799	4,566,275
Income/(loss) before income taxes	892,071	168,209	$662,758	(16,233)	257,319	(993,486)	970,638
Total assets	60,421,685	9,505,643	$27,005,626	25,351,991	7,570,085	35,393,720	165,248,750
(1) Refer to corresponding notes above.

Year ended	SHUSA Reportable Segments
	Consumer Activities
December 31, 2023	Auto	CBB	Commercial Banking	CIB	Wealth Management	Other (1)	Total
	(in thousands)
Interest income	$5,877,997	$2,686,685	$2,282,347	$3,656,939	$359,661	$(2,508,539)	$12,355,090
Interest expense	2,221,373	1,075,055	$1,511,054	3,455,437	94,013	(1,877,190)	6,479,742
Fees and other income	17,540	259,680	$80,320	365,336	256,272	22,711	1,001,859
Lease income	2,462,916	—	$70	4	—	—	2,462,990
Credit loss expense / (benefit)	1,798,268	301,884	$152,884	(20,666)	205	(6,137)	2,226,438
Lease expense	1,922,213	—	$—	3,066	—	—	1,925,279
General, administrative and other expenses	1,350,735	1,462,285	$395,999	626,271	279,427	287,007	4,401,724
Income/(loss) before income taxes	1,065,864	107,141	$302,800	(41,829)	242,288	(889,508)	786,756
Total assets	61,712,224	12,085,496	$28,745,745	26,416,104	7,576,807	28,436,198	164,972,574
(1) Refer to corresponding notes above.